Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Nov. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Shares – Return Before Taxes
Average Annual Return, Percent			4.30%	4.30%	12.24%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Shares – Return Before Taxes
Average Annual Return, Percent			4.57%	4.56%	12.49%
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Shares – Return After Taxes on Distributions
Average Annual Return, Percent	[1]		(0.65%)	3.19%	11.35%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Shares – Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		6.51%	3.54%	10.29%
S&P 500 Index (Reflects No Deductions for Fees, Expenses or Taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (Reflects No Deductions for Fees, Expenses or Taxes)
Average Annual Return, Percent			17.88%	14.42%	14.82%
Russell 3000 Growth Index (Reflects No Deductions for Fees, Expenses or Taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000 Growth Index (Reflects No Deductions for Fees, Expenses or Taxes)
Average Annual Return, Percent			18.15%	14.59%	17.59%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class Shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class.